Right-of-use assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
Short term lease liabilities	$ 3,929	$ 9,780
Low value leases	1,746	2,241
Interest expense	$ 6,645
Lease liabilities interest, rate	8.00%
Cash outflows for leases	$ 17,207